Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Taxes Recognized During Period
Income taxes recognized during the three and nine months ended September 30, 2014 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other items	$9,216	$5,297	$23,577	$14,633
Tax impact of restructuring and other items	-	-	-	(1,850)
Provision for income taxes after restructuring and other items	$9,216	$5,297	$23,577	$12,783